Goodwill and Identifiable Intangible Assets - Intangible Assets Acquired in Connection with Acquisitions of Subsidiaries (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Identifiable intangible assets subject to amortization:
Less-Accumulated amortization	¥ (1,274)	¥ (1,091)
Net amortized identifiable intangible assets	3,579	2,682
Identifiable intangible assets with an indefinite life:
Total unamortized identifiable intangible assets	38,646	38,601
Total identifiable intangible assets	42,225	41,283
Franchise and other contracts [Member]
Identifiable intangible assets subject to amortization:
Identifiable intangible assets subject to amortization	1,582	1,582
Customer relationships [Member]
Identifiable intangible assets subject to amortization:
Identifiable intangible assets subject to amortization	418	418
Patents [Member]
Identifiable intangible assets subject to amortization:
Identifiable intangible assets subject to amortization	1,418	1,418
Trademarks [Member]
Identifiable intangible assets subject to amortization:
Identifiable intangible assets subject to amortization	355	355
Identifiable intangible assets with an indefinite life:
Total unamortized identifiable intangible assets	31,653	31,653
Distribution and merchandising rights [Member]
Identifiable intangible assets subject to amortization:
Identifiable intangible assets subject to amortization	985
Others [Member]
Identifiable intangible assets subject to amortization:
Identifiable intangible assets subject to amortization	95
Gaming licenses [Member]
Identifiable intangible assets with an indefinite life:
Total unamortized identifiable intangible assets	353	308
Memberships [Member]
Identifiable intangible assets with an indefinite life:
Total unamortized identifiable intangible assets	¥ 6,640	¥ 6,640